Income tax (expense)/credit	6 Months Ended
Dec. 31, 2025
Income tax (expense)/credit
Income tax (expense)/credit

11Income tax (expense)/credit

	Three months ended		Six months ended
	31 December		31 December
	2025	2024	2025	2024
	£’000	£’000	£’000	£’000
Current tax
Current tax on loss for the period	(77)	(38)	(135)	(105)
Foreign tax	(270)	(732)	(276)	(733)
Total current tax expense	(347)	(770)	(411)	(838)
Deferred tax
Origination and reversal of temporary differences	(1,098)	7,542	781	7,311
Total deferred tax (expense)/credit	(1,098)	7,542	781	7,311
Total income (expense)/credit	(1,445)	6,772	370	6,473

Tax is recognized based on management’s estimate of the weighted average annual tax rate expected for the full financial year. Based on current forecasts, the estimated weighted average annual tax rate used for the year to 30 June 2026 is 22.85% (30 June 2025: 19.76%).

The current year estimated weighted average annual tax rate of 22.85% is driven by UK deferred tax movements, recognized at the UK Corporation tax rate of 25%.

In addition to the amounts recognized in the statement of profit or loss, the following amounts relating to tax have been recognized in other comprehensive income:

	Three months ended		Six months ended
	31 December		31 December
	2025	2024	2025	2024
	£’000	£’000	£’000	£’000
Deferred tax (Note 18)	23	1,389	338	861
Total income tax credit recognized in other comprehensive income	23	1,389	338	861